Employee benefits: variable compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Equity Participation And Other Compensation Plans Tables [Line Items]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation
Expenses recognized in 2025 Expenses deferred to 2026 and later
1
USD m
Related to the
2025
performance
year
Related to
prior
performance
years Total
Related to the
2025
performance
year
Related to
prior
performance
years Total
Non-deferred cash 3,124 (56) 3,067 0 0 0
Deferred compensation awards 589 696 1,285 750 855 1,606
of which: Equity Ownership Plan 128 254 382 320 198 518
of which: Deferred Contingent Capital Plan 223 296 519 336 513 848
of which: Long-Term Incentive Plan 208 115 324 59 125 185
of which: Fund Ownership Plan 29 31 60 35 19 54
Variable compensation – performance awards 3,712 640 4,352 750 855 1,606
Variable compensation – financial advisors
2
4,874 780 5,654 1,059 3,591 4,651
of which: non-deferred cash 4,498 0 4,498 0 0 0
of which: deferred share-based awards 132 93 225 126 233 360 of which: deferred cash-based awards 230 251 480 592 1,267 1,859 of which: compensation commitments with recruited financial advisors 15 437 451 341 2,092 2,433
Variable compensation – other
3
470 279 748 197 283 480
Total variable compensation 9,057 1,699 10,755
4
2,007 4,730 6,737
1 Estimate as of 31 December 2025. Actual amounts to be expensed in future periods may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the time
of recruitment that are
subject to
vesting requirements.
3 Includes severance payments,
replacement and retention awards,
existing deferred awards granted to
Credit Suisse employees, interest expense
related to the Deferred Contingent Capital
Plan and forfeiture credits.
4 Includes USD
1,064
m in expenses related
to share-based compensation
(performance awards: USD
706
m; other variable compensation:
USD
134 m; financial advisor compensation:
USD 225
m). A further
USD
166
m in expenses
related to share-based
compensation was
recognized within other
expense categories included
in Note 6
(salaries: USD
2
m related to
role-based allowances;
social
security: USD 134 m; other personnel expenses: USD 29 m related to the Equity Plus Plan).
Variable compensation
Expenses recognized in 2024 Expenses deferred to 2025 and later
1
USD m
Related to the
2024
performance
year
Related to prior
performance
years Total
Related to the
2024
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,469 (59) 2,410 0 0 0
Deferred compensation awards 463 638 1,101 679 814 1,493
of which: Equity Ownership Plan 146 263 409 242 209 451
of which: Deferred Contingent Capital Plan 163 268 431 286 491 777
of which: Long-Term Incentive Plan 131 67 197 124 90 214
of which: Fund Ownership Plan 24 41 64 27 24 52
Variable compensation – performance awards 2,932 579 3,511 679 814 1,493
Variable compensation – financial advisors
2
4,485 808 5,293 1,028 3,639 4,667
of which: non-deferred cash 4,125 (1) 4,124 0 0 0
of which: deferred share-based awards 123 96 219 130 232 362 of which: deferred cash-based awards 203 239 443 476 1,176 1,652 of which: compensation commitments with recruited financial advisors 33 474 507 422 2,231 2,653
Variable compensation – other
3
314 297 610 220 455 675
Total variable compensation 7,730 1,684 9,414
4
1,927 4,908 6,835
1 Estimate as of 31 December 2024. Actual
amounts expensed may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash
compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the
time of recruitment
that are subject
to vesting requirements.
3 Consists of existing deferred awards and retention awards granted to Credit Suisse employees, as well as replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan.
4 Includes USD
930 m in expenses related to share-based compensation (performance awards: USD 606 m; other variable compensation: USD 105 m; financial advisor compensation: USD 219 m). A further USD 101
m in expenses related
to share-based compensation was recognized
within other expense categories
included in Note 6
(salaries: USD
2
m related to role-based
allowances;
social security: USD 74 m; other personnel expenses: USD 25 m related to the Equity Plus Plan).
Variable compensation
Expenses recognized in 2023 Expenses deferred to 2024 and later
1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,884 (36) 1,848 0 0 0
Deferred compensation awards 356 637 993 537 731 1,268
of which: Equity Ownership Plan 95 319 415 180 235 416
of which: Deferred Contingent Capital Plan 124 233 357 216 436 652
of which: Long-Term Incentive Plan 121 39 160 112 33 145
of which: Fund Ownership Plan 15 45 61 28 27 55
Variable compensation – performance awards 2,240 601 2,841 537 731 1,268
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial advisors 42 459 501 822 2,062 2,884
Variable compensation – other
3
168 111 279 224 214 438
Total variable compensation 6,169 1,500 7,669
4
1,997 4,245 6,242
1 Estimate as of 31 December 2023. Actual
amounts expensed may vary, e.g.
due to forfeiture of awards.
2 Financial advisor compensation consists of cash
compensation, determined using a formulaic approach
based on production,
and deferred awards.
It also includes
expenses related to
compensation commitments with
financial advisors entered
into at the
time of recruitment
that are subject
to vesting requirements.
3 Consists of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan.
4 Includes USD
818 m in expenses related
to share-based
compensation (performance
awards: USD
575
m; other
variable compensation:
USD
46
m; financial
advisor compensation:
USD
197
m). A
further USD
135
m in
expenses related
to share-based
compensation was recognized within
other expense categories included in
Note 6 (salaries: USD
4
m related to role-based allowances;
social security: USD
109 m; other personnel expenses: USD 22 m related to the
Equity Plus Plan).

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share-based compensation awards
Number of shares
2025
1
Weighted
average grant
date fair
value (USD)
Number of shares
2024
1
Weighted
average grant
date fair
value (USD)
Outstanding, at the beginning of the year 7,184,565 20 756,925 19
Share obligations assumed at merger with Credit Suisse AG 7,697,548 20
Awarded during the year 204,762 30 151,964 26
Distributed during the year (3,557,228) 20 (1,202,448) 20
Forfeited during the year (444,463) 21 (219,425) 21
Outstanding, at the end of the year 3,387,635 21 7,184,565 20 of which: shares vested for accounting purposes 2,761,285 4,936,340
1 Number of shares reflects the maximum opportunity for awards with a performance condition.